Staff expenses - Summary of changes in share awards (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [table]
Options outstanding, Opening balance		2,356,343
Share awards, Vested			(2,186,316)
Options outstanding, Closing balance			2,356,343
Share awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [table]
Options outstanding, Opening balance	3,878,219	3,857,048	5,854,999
Share awards granted	3,391,122	3,864,951	2,170,654
Share awards, Vested	(3,459,163)	(3,690,340)	(3,945,020)
Share awards, Forfeited	(135,506)	(153,440)	(223,585)
Options outstanding, Closing balance	3,674,672	3,878,219	3,857,048
Weighted average grant date fair value, Opening balance | € / shares	€ 7.25	€ 11.14	€ 11.62
Weighted average grant date fair values, Granted | € / shares	9.69	5.12	10.04
Weighted average grant date fair value, Performance effect | € / shares			11.12
Weighted average grant date fair value, Vested | € / shares	9.25	9.01	11.23
Weighted average grant date fair value, Forfeited | € / shares	7.61	8.55	11.39
Weighted average grant date fair value, Closing balance | € / shares	€ 7.60	€ 7.25	€ 11.14